Revenue - Schedule of Revenue Recognized in Consolidated Statements of Profit or Loss (Detail) - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Revenue from external customers
Commercial sale of products	€ 12,252	€ 0	€ 18,575	€ 0
Rendering of services	2,401	203	3,385	599
Sale of clinical supply	0	316	4,405	533
"Right-to-use" licenses	637	594	1,913	1,749
Total revenue	15,290	1,113	28,278	2,881
Revenue from external customers (geographical)
Total revenue	15,290	1,113	28,278	2,881
Goods or services transferred over time [member]
Revenue from external customers
Total revenue	2,401	203	3,385	599
Revenue from external customers (geographical)
Total revenue	2,401	203	3,385	599
Goods or services transferred at point in time [member]
Revenue from external customers
Total revenue	12,889	910	24,893	2,282
Revenue from external customers (geographical)
Total revenue	12,889	910	24,893	2,282
Commercial customers [Member]
Revenue from external customers
Total revenue	12,252	0	18,575	0
Revenue from external customers (geographical)
Total revenue	12,252	0	18,575	0
Collaboration partners and license agreements [Member]
Revenue from external customers
Total revenue	3,038	1,113	9,703	2,881
Revenue from external customers (geographical)
Total revenue	3,038	1,113	9,703	2,881
Europe [Member]
Revenue from external customers
Total revenue	151	0	426	0
Revenue from external customers (geographical)
Total revenue	151	0	426	0
North America [member]
Revenue from external customers
Total revenue	(12,889)	702	24,424	2,076
Revenue from external customers (geographical)
Total revenue	(12,889)	702	24,424	2,076
China [member]
Revenue from external customers
Total revenue	2,250	411	3,428	805
Revenue from external customers (geographical)
Total revenue	€ 2,250	€ 411	€ 3,428	€ 805